Average Annual Total Returns - THE GABELLI UTILITIES FUND	Apr. 30, 2021
Standard & Poor’s (“S&P”) 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.48%
5 Years	11.50%
10 Years	11.27%
Lipper Utility Fund Average
Average Annual Return:
1 Year	(0.66%)
5 Years	9.93%
10 Years	9.44%
Class A Shares
Average Annual Return:
1 Year	(8.91%)
5 Years	6.16%
10 Years	6.20%
Class AAA Shares
Average Annual Return:
1 Year	(3.43%)
5 Years	7.42%
10 Years	6.82%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(4.03%)
5 Years	6.84%
10 Years	6.09%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.65%)
5 Years	5.76%
10 Years	5.40%
Class C Shares
Average Annual Return:
1 Year	(4.94%)
5 Years	6.65%
10 Years	6.04%
Class I Shares
Average Annual Return:
1 Year	(3.11%)
5 Years	7.70%
10 Years	7.09%